Loans and advances to banks - Schedule of loans and advances to banks (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	€ 21,204	€ 21,770
Accumulated impairments
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	(18)	(22)
Netherlands
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	12,362	14,344
Rest of the world
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	€ 8,841	€ 7,426